Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-22	30/360 Days	30	Collection Period Start	1-Apr-22
Distribution Date	16-May-22	Actual/360 Days	31	Collection Period End	30-Apr-22
				Prior Month Settlement Date	15-Apr-22
				Current Month Settlement Date	16-May-22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	465,693,045.75	438,174,515.85	0.321889
Yield Supplement Overcollaterization		43,835,194.41	9,659,861.62	8,894,222.17
Total Adjusted Pool Balance		1,361,260,676.66	456,033,184.13	429,280,293.68
Total Adjusted Securities		1,361,260,676.66	456,033,184.13	429,280,293.68	0.315355
Class A-1 Notes	0.21995%	254,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.47000%	420,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.73414%	50,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.55000%	470,000,000.00	288,772,507.47	262,019,617.02	0.557489
Class A-4 Notes	0.71000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	26,752,890.45	132,354.07	56.9210435	0.2816044
Class A-4 Notes	0.00	62,716.67	—	0.5916667
Certificates	0.00	0.00	—	—

Total Securities	26,752,890.45	195,070.74

I. COLLECTIONS

Interest:
Interest Collections				1,206,863.60
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,206,863.60
Principal:
Principal Collections				27,348,517.77
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				27,348,517.77
Recoveries of Defaulted Receivables				188,265.03

Total Collections				28,743,646.40

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			46,028	456,033,184.13
Total Principal Payment				26,752,890.45

			44,660	429,280,293.68

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	28,743,646.40
Reserve Account Draw	0.00
Total Available for Distribution	28,743,646.40
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	388,077.54
Servicing Fee Paid	388,077.54
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	132,354.07
Class A-3 Notes Monthly Interest Paid	132,354.07
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	62,716.67
Class A-4 Notes Monthly Interest Paid	62,716.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		195,070.74
Total Note Monthly Interest Paid		195,070.74
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		28,160,498.12
4. Total Monthly Principal Paid on the Notes		26,752,890.45
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		26,752,890.45
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,407,607.67
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,407,607.67

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.17%
Weighted Average Remaining Maturity		30.42

	Amount	Number
Principal on Defaulted Receivables	170,012.13	10
Principal Recoveries of Defaulted Receivables	188,265.03

Monthly Net Losses	(18,252.90)
Pool Balance at Beginning of Collection Period	465,693,045.75
Net Loss Ratio for Third Preceding Collection Period	0.16%
Net Loss Ratio for Second Preceding Collection Period	0.33%
Net Loss Ratio for Preceding Collection Period	0.06%
Net Loss Ratio for Current Collection Period	-0.05%
Four-Month Average Net Loss Ratio	0.13%
Cumulative Net Losses for all Periods	2,067,467.93

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,675,919.62	132	0.38%
61-90 Days Delinquent	348,584.18	21	0.08%
91-120 Days Delinquent	154,528.07	9	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,179,031.87	162	0.50%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.14%	0.11%
Delinquency Ratio for Second Preceding Collection Period	0.10%	0.09%
Delinquency Ratio for Preceding Collection Period	0.09%	0.06%
Delinquency Ratio for Current Collection Period	0.11%	0.07%
Four-Month Average Delinquency Ratio	0.11%	0.08%
60 Day Delinquent Receivables	548,228.79
Delinquency Percentage	0.13%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	711,601.27
Number of Extensions	56

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

3. Has there been an issuance of notes or other securities backed by the Receivables?		NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO